Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) (Parenthetical) - Board Chair and CEO [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Advanced to credit facility	$ 967
Accrued interest	$ 4